Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Feb. 17, 2012	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	ALEXANDRIA REAL ESTATE EQUITIES INC
Entity Central Index Key	0001035443
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 4.7
Entity Common Stock, Shares Outstanding		62,031,040
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY